Equity and Redeemable Non-controlling Interest - Schedule of Company's Authorized Capital (Details) - $ / shares	Sep. 30, 2021	May 10, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Preferred stock, authorized shares	100,000,000		100,000,000	100,000,000
Total Number of Shares	3,100,000,000		1,100,000,000
Preferred stock, par value	$ 0.01		$ 0.01	$ 0.01
Common Stock Class T
Class Of Stock [Line Items]
Number of Shares	500,000,000	250,000,000	500,000,000	250,000,000
Par value	$ 0.01		$ 0.01	$ 0.01
Common Stock Class T | Previously Reported [Member]
Class Of Stock [Line Items]
Number of Shares			250,000,000
Common Stock Class S
Class Of Stock [Line Items]
Number of Shares	1,000,000,000	250,000,000	1,000,000,000	250,000,000
Par value	$ 0.01		$ 0.01	$ 0.01
Common Stock Class S | Previously Reported [Member]
Class Of Stock [Line Items]
Number of Shares			250,000,000
Common Stock Class D
Class Of Stock [Line Items]
Number of Shares	500,000,000	250,000,000	500,000,000	250,000,000
Par value	$ 0.01		$ 0.01	$ 0.01
Common Stock Class D | Previously Reported [Member]
Class Of Stock [Line Items]
Number of Shares			250,000,000
Common Stock Class I
Class Of Stock [Line Items]
Number of Shares	1,000,000,000	250,000,000	1,000,000,000	250,000,000
Par value	$ 0.01		$ 0.01	$ 0.01
Common Stock Class I | Previously Reported [Member]
Class Of Stock [Line Items]
Number of Shares			250,000,000